Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

November 30, 2020

WIR-QTLY-0121
1.810702.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Communications Equipment - 7.9%
Communications Equipment - 7.9%
CommScope Holding Co., Inc. (a)	456,800	$5,413,080
EchoStar Holding Corp. Class A (a)	98,500	2,341,345
Ericsson:
(B Shares)	165,200	2,027,948
(B Shares) sponsored ADR	1,225,000	14,994,000
Motorola Solutions, Inc.	45,468	7,799,126
ViaSat, Inc. (a)	65,901	2,240,634
		34,816,133
Diversified Telecommunication Services - 20.4%
Alternative Carriers - 6.0%
GCI Liberty, Inc. (a)	112,300	10,232,776
Iliad SA	20,695	4,196,469
Iridium Communications, Inc. (a)	82,400	2,644,216
Liberty Global PLC Class A (a)	277,800	6,256,056
Liberty Latin America Ltd. Class C (a)	249,000	2,816,190
		26,145,707
Integrated Telecommunication Services - 14.4%
AT&T, Inc.	307,000	8,826,250
Bezeq The Israel Telecommunication Corp. Ltd. (a)	7,916,600	8,553,441
Cellnex Telecom SA (b)	66,700	4,225,211
Orange SA ADR (c)	994,400	12,479,720
Telefonica SA sponsored ADR (c)	690,763	3,039,357
Verizon Communications, Inc.	429,601	25,952,196
		63,076,175

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		89,221,882

Entertainment - 3.5%
Interactive Home Entertainment - 3.0%
Activision Blizzard, Inc.	136,300	10,833,124
Electronic Arts, Inc.	20,400	2,606,100
		13,439,224
Movies & Entertainment - 0.5%
Spotify Technology SA (a)	7,200	2,097,864

TOTAL ENTERTAINMENT		15,537,088

Equity Real Estate Investment Trusts (REITs) - 9.5%
Specialized REITs - 9.5%
American Tower Corp.	133,892	30,955,830
Crown Castle International Corp.	43,801	7,339,734
SBA Communications Corp. Class A	10,800	3,101,544
		41,397,108
Health Care Equipment & Supplies - 1.2%
Health Care Supplies - 1.2%
Hoya Corp.	38,000	5,053,565
Interactive Media & Services - 1.7%
Interactive Media & Services - 1.7%
Facebook, Inc. Class A (a)	27,200	7,533,584
Internet & Direct Marketing Retail - 1.6%
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	2,200	6,969,688
Media - 1.0%
Cable & Satellite - 1.0%
DISH Network Corp. Class A (a)	122,849	4,406,594
Oil, Gas & Consumable Fuels - 1.9%
Oil & Gas Refining & Marketing - 1.9%
Reliance Industries Ltd.	313,800	8,120,674
Road & Rail - 1.8%
Trucking - 1.8%
Lyft, Inc. (a)	210,300	8,027,151
Semiconductors & Semiconductor Equipment - 16.0%
Semiconductors - 16.0%
Marvell Technology Group Ltd.	435,400	20,154,666
MaxLinear, Inc. Class A (a)	92,400	2,887,500
NXP Semiconductors NV	33,200	5,259,544
Qorvo, Inc. (a)	68,500	10,732,580
Qualcomm, Inc.	211,950	31,192,682
		70,226,972
Software - 4.6%
Application Software - 4.5%
LivePerson, Inc. (a)	119,700	6,992,874
RingCentral, Inc. (a)	42,300	12,565,215
Zoom Video Communications, Inc. Class A (a)	300	143,508
		19,701,597
Systems Software - 0.1%
BlackBerry Ltd. (a)	76,401	450,041

TOTAL SOFTWARE		20,151,638

Technology Hardware, Storage & Peripherals - 15.7%
Technology Hardware, Storage & Peripherals - 15.7%
Apple, Inc.	506,020	60,241,681
Samsung Electronics Co. Ltd.	138,820	8,352,843
		68,594,524
Wireless Telecommunication Services - 12.2%
Wireless Telecommunication Services - 12.2%
Bharti Airtel Ltd.	709,200	4,428,308
Millicom International Cellular SA (c)	159,700	6,295,374
Rogers Communications, Inc. Class B (non-vtg.)	2,000	94,340
Shenandoah Telecommunications Co.	300	13,332
Spok Holdings, Inc.	1	10
T-Mobile U.S., Inc.	272,516	36,228,277
Vodafone Group PLC sponsored ADR	383,981	6,366,405
		53,426,046
TOTAL COMMON STOCKS
(Cost $280,850,526)		433,482,647

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.09% (d)	4,838,986	4,839,954
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	5,370,093	5,370,630
TOTAL MONEY MARKET FUNDS
(Cost $10,210,584)		10,210,584
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $291,061,110)		443,693,231
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,791,546)
NET ASSETS - 100%		$437,901,685

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,225,211 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,646
Fidelity Securities Lending Cash Central Fund	41,973
Total	$45,619

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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